Brown Advisory Sustainable Bond Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 40.0%
4,566,200	BX Commercial Mortgage Trust, Series 2021-VOLT D (1 Month LIBOR USD + 1.65%)^	1.75%	09/15/2036	4,581,337
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE B (1 Month LIBOR USD + 1.25%)^	1.33%	12/15/2037	501,282
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE C (1 Month LIBOR USD + 1.45%)^	1.53%	12/15/2037	501,338
600,000	CORE Mortgage Trust, Series 2019-CORE C (1 Month LIBOR USD + 1.30%)^	1.38%	12/15/2031	600,167
500,000	CSMC, Series 2019-ICE4 C (1 Month LIBOR USD + 1.43%)^	1.51%	05/15/2036	501,080
1,350,000	CSMC, Series 2019-ICE4 D (1 Month LIBOR USD + 1.60%)^	1.68%	05/15/2036	1,355,857
4,563,361	FHLMC PC, Pool# SD-0580	3.00%	04/01/2051	4,799,697
1,000,000	FHLMC PC, Pool# WN-2029	2.39%	01/01/2029	1,031,911
2,200,000	FHLMC PC, Pool# WN-1090	2.22%	02/01/2031	2,240,192
226,363	FHLMC STACR, Series 2015-HQ2 M3 (1 Month LIBOR USD + 3.25%)	3.34%	05/27/2025	229,526
105,997	FHMS, Series K-W01 A1	2.59%	05/25/2025	110,457
600,000	FHMS, Series K-G01 A7	2.88%	04/25/2026	644,109
580,115	FHMS, Series K-W03 X1#~	0.98%	06/25/2027	20,849
300,000	FHMS, Series K-W03 A2	3.02%	06/25/2027	325,967
704,412	FHMS, Series Q-006 APT1#	2.83%	04/25/2028	740,197
5,494,473	FHMS, Series K-G01 X1#~	1.11%	04/25/2029	300,842
6,250,000	FHMS, Series K-G02 X1#~	1.14%	08/25/2029	426,525
800,000	FHMS, Series K-G03 A2#	1.30%	06/25/2030	780,092
1,960,000	FHMS, Series K-SG1 A2	1.50%	09/25/2030	1,941,325
1,850,000	FHMS, Series K-G04 A2	1.49%	11/25/2030	1,827,017
267,964	FHMS, Series Q-010 APT1#	2.89%	04/25/2046	269,350
496,832	FHMS, Series Q-007 APT1#	2.99%	10/25/2047	503,163
778,802	FHMS, Series Q-013 APT1#	1.18%	05/25/2050	787,820
2,400,000	FNMA, Pool# BL3537	2.61%	08/01/2026	2,538,946
983,424	FNMA, Pool# AN6809	2.91%	09/01/2027	1,046,520
2,000,000	FNMA, Pool# AN7996	3.15%	02/01/2028	2,110,776
93,490	FNMA, Pool# BK5105	5.50%	05/01/2048	105,277
110,340	FNMA, Pool# BK8032	5.50%	06/01/2048	125,014
95,393	FNMA, Pool# BN0202	5.50%	09/01/2048	107,828
110,166	FNMA, Pool# BN4936	5.50%	12/01/2048	123,326
109,310	FNMA, Pool# BN4921	5.50%	01/01/2049	122,302
3,952,594	FNMA, Pool# CB1050	2.50%	07/01/2051	4,091,092
3,000,000	FNMA, Pool# FM8754	3.00%	09/01/2051	3,204,859
16,389,000	FNMA, 2.50%, Due TBA November	2.50%	11/15/2051	16,857,622
75,620	FNMA REMIC Trust, Series 2017-M2 A2#	2.89%	02/25/2027	81,265
734,626	FNMA REMIC Trust, Series 2017-M13 A2#	3.02%	09/25/2027	797,437
930,000	FNMA REMIC Trust, Series 2019-M1 A2#	3.67%	09/25/2028	1,053,556
2,360,000	FNMA REMIC Trust, Series 2019-M22 A2	2.52%	08/27/2029	2,517,659
1,675,000	FREMF Mortgage Trust, Series 2019-KG01#^	4.31%	04/25/2029	1,780,332
1,000,000	FREMF Mortgage Trust, Series 2019-K89 B#^	4.43%	01/25/2051	1,130,619
1,000,000	FREMF Mortgage Trust, Series 2019-K734 B#^	4.19%	02/25/2051	1,092,640
1,250,000	FREMF Mortgage Trust, Series 2019-K735 B#^	4.16%	05/25/2052	1,372,339
1,000,000	FREMF Mortgage Trust, Series 2020-K737 B#^	3.41%	01/25/2053	1,063,049
13,624,000	GNMA, 2.00%, Due TBA November	2.00%	11/15/2051	13,786,316
800,788	GNMA, Pool# 781950X	4.50%	07/15/2035	902,908
913,485	GNMA, Pool# MA7106M	2.00%	01/20/2036	941,871
940,683	GNMA, Pool# MA7164M	2.00%	02/20/2036	969,928
880,202	GNMA REMIC Trust, Series 2020-167 EC	1.00%	02/20/2049	884,427
311,155	GNMA REMIC Trust, Series 2019-152 LC	3.50%	10/20/2049	317,652
1,157,263	GNMA REMIC Trust, Series 2020-016 MD	2.75%	02/20/2050	1,184,376
1,925,802	GNMA REMIC Trust, Series 2021-023 ME	1.25%	02/20/2051	1,920,167
1,937,834	GNMA REMIC Trust, Series 2021-074 HA	1.00%	04/20/2051	1,925,534
1,314,138	GNMA REMIC Trust, Series 2021-074 NG	1.75%	04/20/2051	1,337,401
2,481,253	GNMA REMIC Trust, Series 2021-104 ED	1.75%	06/20/2051	2,509,189
995,476	GNMA REMIC Trust, Series 2021-125 UL	1.50%	07/20/2051	967,188
996,005	GNMA REMIC Trust, Series 2021-136 BD	2.00%	08/20/2051	1,018,614
1,371,000	GNMA REMIC Trust, Series 2021-158 JD	1.50%	09/20/2051	1,352,149
2,500,000	GNMA REMIC Trust, Series 2021-160 DK	2.00%	09/20/2051	2,484,375
4,286,600	GNMA REMIC Trust, Series 2021-084 ED	1.00%	07/16/2060	4,130,440
311,218	IMT Trust, Series 2017-APTS BFL (1 Month LIBOR USD + 0.95%)^	1.03%	06/15/2034	311,029
785,789	IMT Trust, Series 2017-APTS CFL (1 Month LIBOR USD + 1.10%)^	1.18%	06/15/2034	786,402
1,345,000	KNDL Mortgage Trust, Series 2019-KNSQ C (1 Month LIBOR USD + 1.05%)^	1.13%	05/15/2036	1,346,685
700,000	MRCD Mortgage Trust, Series 2019-PARK C^	2.72%	12/15/2036	713,472
200,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	0.78%	11/15/2034	200,063
1,110,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	1.48%	11/15/2034	1,110,858
1,000,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC C^	3.40%	12/16/2038	1,039,452
Total Mortgage Backed Securities (Cost $108,035,955)				108,483,054

Corporate Bonds & Notes - 36.1%
2,760,000	Alexandria Real Estate Equities, Inc.	2.00%	05/18/2032	2,674,371
1,235,000	Allison Transmission, Inc.^	5.88%	06/01/2029	1,345,286
2,515,000	American Tower Corp.	3.13%	01/15/2027	2,681,781
2,560,000	Amphenol Corp.	2.80%	02/15/2030	2,682,242
2,610,000	Analog Devices, Inc.	2.10%	10/01/2031	2,613,078
2,680,000	Bank of America Corp. (Fixed until 09/25/2024, then SOFR + 0.91%)	0.98%	09/25/2025	2,683,926
2,770,000	Brunswick Corp.	2.40%	08/18/2031	2,678,345
2,635,000	Citigroup, Inc. (Fixed until 05/15/2023, then SOFR + 1.67%)	1.68%	05/15/2024	2,686,904
1,330,000	Clearway Energy Operating LLC^	3.75%	02/15/2031	1,334,988
2,399,000	Conservation Fund	3.47%	12/15/2029	2,532,419
1,220,000	Consolidated Edison Co. of New York, Inc.	3.35%	04/01/2030	1,335,038
1,335,000	Crowdstrike Holdings, Inc.	3.00%	02/15/2029	1,332,197
2,505,000	Crown Castle International Corp.	3.30%	07/01/2030	2,669,206
3,530,000	CVS Health Corp.	4.30%	03/25/2028	4,018,265
1,300,000	Dana, Inc.	4.25%	09/01/2030	1,338,610
2,720,000	Enel Finance International NV^	2.25%	07/12/2031	2,682,563
2,645,000	Equinix, Inc.	2.50%	05/15/2031	2,661,844
765,000	Ford Foundation	2.42%	06/01/2050	728,338
2,500,000	Fortis, Inc.	3.06%	10/04/2026	2,682,592
1,235,000	Graphic Packaging International LLC^	4.75%	07/15/2027	1,338,431
2,645,000	Hasbro, Inc.	3.50%	09/15/2027	2,887,249
638,000	Hawaiian Brand Intellectual Property, Ltd.^	5.75%	01/20/2026	668,305
2,350,000	Huntsman International LLC	4.50%	05/01/2029	2,662,483
2,425,000	JB Hunt Transport Services, Inc.	3.88%	03/01/2026	2,684,941
1,300,000	Kaiser Aluminum Corp.^	4.50%	06/01/2031	1,334,125
379,000	KeHE Distributors LLC^	8.63%	10/15/2026	411,405
1,160,000	Land O'Lakes, Inc.^	7.25%	07/14/2027	1,250,155
1,335,000	LBM Acquisition LLC^	6.25%	01/15/2029	1,336,222
2,350,000	Marriott International, Inc.	4.65%	12/01/2028	2,678,557
2,325,000	Marvell Technology, Inc.^	4.88%	06/22/2028	2,685,630
2,410,000	NextEra Energy Capital Holdings, Inc. (Fixed until 12/01/2027, then 3 Month LIBOR USD + 2.41%)	4.80%	12/01/2077	2,704,965
2,435,000	NXP BV^	3.88%	06/18/2026	2,682,863
2,705,000	PerkinElmer, Inc.	2.25%	09/15/2031	2,667,486
2,440,000	PVH Corp.	4.63%	07/10/2025	2,687,529
1,380,000	Rackspace Technology Global, Inc.^	3.50%	02/15/2028	1,333,798
2,710,000	Takeda Pharmaceutical Co., Ltd.	2.05%	03/31/2030	2,666,688
2,455,000	Thermo Fisher Scientific, Inc.	3.20%	08/15/2027	2,674,023
900,000	Trustees of the University of Pennsylvania	4.01%	08/15/2047	1,028,964
3,675,000	Verisk Analytics, Inc.	4.00%	06/15/2025	4,048,713
3,575,000	Verizon Communications, Inc.	3.88%	02/08/2029	4,008,814
2,545,000	VF Corp.	2.95%	04/23/2030	2,677,726
2,725,000	VMware, Inc.	1.80%	08/15/2028	2,684,551
2,520,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	2,695,265
Total Corporate Bonds & Notes (Cost $95,618,014)				97,860,881

Asset Backed Securities - 8.3%
500,000	CNH Equipment Trust, Series 2020-A A4	1.51%	04/15/2027	511,237
385,685	Dext LLC, Series 2020-1 A^	1.46%	02/16/2027	387,210
407,213	FHF Trust, Series 2020-1A A^	2.59%	12/15/2023	409,914
1,210,000	FHF Trust, Series 2021-2A A^	0.83%	12/15/2026	1,211,513
649,702	FHF Trust, Series 2021-1A A^	1.27%	03/15/2027	649,608
134,062	FREED ABS Trust, Series 2019-1 B^	3.87%	06/18/2026	134,406
227,996	FREED ABS Trust, Series 2021-1CP A^	0.66%	03/20/2028	228,142
600,000	FREED ABS Trust, Series 2021-1CP^	1.41%	03/20/2028	602,121
2,200,000	GoodLeap Sustainable Home Solutions Trust, Series 2021-4 A^	1.93%	07/20/2048	2,189,562
1,975,000	HPEFS Equipment Trust, Series 2021-2 B^	0.61%	09/20/2028	1,972,912
1,000,000	HPEFS Equipment Trust, Series 2019-1A D^	2.72%	09/20/2029	1,018,055
1,000,000	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	1,021,063
620,000	HPEFS Equipment Trust, Series 2021-1 TR^	1.03%	03/20/2031	619,111
563,933	Newtek Small Business Loan Trust, Series 2018-1 A (1 Month LIBOR USD + -0.55%)^	2.70%	02/25/2044	556,238
332,571	NYCTL Trust, Series 2019-A A^	2.19%	11/10/2032	332,531
327,000	Oportun Funding XIII LLC, Series 2019-A A^	3.08%	08/08/2025	332,452
305,000	Oportun Funding XIV LLC, Series 2021-A A^	1.21%	03/08/2028	305,980
650,000	PFS Financing Corp., Series 2020-F A^	0.93%	08/15/2024	653,587
1,075,000	PFS Financing Corp., Series 2021-A A^	0.71%	04/15/2026	1,073,440
362,000	SBA Tower Trust, Series 2020-1-2^	2.33%	01/15/2028	369,299
1,200,000	SoFi Consumer Loan Program Trust, Series 2021-1 A^	0.49%	09/25/2030	1,199,910
1,000,000	SoFi Consumer Loan Program Trust, Series 2021-1 B^	1.30%	09/25/2030	999,986
850,000	Stack Infrastructure Issuer LLC, Series 2020-1A A2^	1.89%	08/25/2045	855,434
750,000	Tesla Auto Lease Trust, Series 2020-A A3^	0.68%	12/20/2023	753,319
750,000	Tesla Auto Lease Trust, Series 2020-A C^	1.68%	02/20/2024	759,692
525,000	Tesla Auto Lease Trust, Series 2021-A C^	1.18%	03/20/2025	524,994
1,125,000	Vantage Data Centers LLC, Series 2020-1A A2^	1.65%	09/15/2045	1,122,632
750,000	Verizon Owner Trust, Series 2019-A C	3.22%	09/20/2023	767,312
1,000,000	Verizon Owner Trust, Series 2019-B C	2.60%	12/20/2023	1,023,083
Total Asset Backed Securities (Cost $22,486,814)				22,584,743

U.S. Treasury Notes - 7.9%
10,330,000	United States Treasury Note	2.75%	04/30/2023	10,745,823
10,805,000	United States Treasury Note	0.13%	01/15/2024	10,748,442
Total U.S. Treasury Notes (Cost $21,507,969)				21,494,265

Foreign Government Bonds - 5.9%
5,600,000	International Bank for Reconstruction & Development	0.63%	04/22/2025	5,581,235
3,920,000	International Finance Corp.	2.00%	10/24/2022	3,996,408
2,425,000	Korea Development Bank (3 Month LIBOR USD + 0.73%)	0.86%	07/06/2022	2,436,049
4,000,000	Kreditanstalt fuer Wiederaufbau	2.00%	09/29/2022	4,073,885
Total Foreign Government Bonds (Cost $16,114,378)				16,087,577

Municipal Bonds - 3.6%
2,650,000	California Health Facilities Financing Authority	3.03%	06/01/2034	2,821,136
1,325,000	Colorado Health Facilities Authority	3.36%	12/01/2030	1,364,071
100,000	Honolulu, City & County Hawaii	3.00%	09/01/2027	108,503
30,000	Los Angeles California Community College District	6.60%	08/01/2042	47,043
430,000	Los Angeles California Wastewater System Revenue	3.49%	06/01/2029	474,820
15,000	Maryland Community Development Administration	3.24%	09/01/2048	15,741
3,300,000	Metropolitan Pier & Exposition Authority	3.96%	12/15/2026	3,489,239
1,000,000	New York City Housing Development Corp.	2.71%	08/01/2031	1,032,210
355,000	University of California	2.99%	05/15/2026	383,722
25,000	University of North Texas System	3.69%	04/15/2030	27,535
Total Municipal Bonds (Cost $9,264,822)				9,764,020

Shares/Par Value
Short-Term Investments - 11.2%
Money Market Funds - 11.1%
30,120,604	First American Government Obligations Fund - Class Z, 0.02%*			30,120,604
U.S. Treasury Bills - 0.1%
250,000	United States Treasury Bill, 10/14/2021, 0.05%†			249,998
Total Short-Term Investments (Cost $30,370,600)				30,370,602
Total Investments - 113.0% (Cost $303,398,552)				306,645,142
Liabilities in Excess of Other Assets - (13.0)%				(35,238,472)
NET ASSETS - 100.0%				$271,406,670

# Variable rate security. Rate disclosed is as of the date of this report.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
*Annualized seven-day yield as of the date of this report.
† This security is pledged as collateral in connection with open futures contracts. Rate disclosed is yield to maturity as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's money market fund, with a total market value of $30,120,604, was categorized as Level 1, while the Fund's investments in corporate bonds & notes, mortgage backed securities, asset backed securities, foreign government bonds, municipal bonds and U.S. Treasury Notes and Bills, with a total market value of $276,524,538, were categorized as Level 2.

Futures Contracts - Long
The Brown Advisory Sustainable Bond Fund had the following open long futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond Futures	95	12/21/2021	$15,605,656	$15,125,781	$(479,875)
U.S. Treasury Ultra Bond Futures	169	12/21/2021	33,594,057	32,289,562	(1,304,495)
			$49,199,713	$47,415,343	$(1,784,370)

Futures Contracts - Short
The Brown Advisory Sustainable Bond Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	(176)	12/31/2021	$(21,749,383)	$(21,602,625)	$146,758
U.S. Treasury 10-Year Note Futures	(304)	12/21/2021	(40,548,661)	(40,009,250)	539,411
U.S. Treasury 10-Year Ultra Note Futures	(81)	12/21/2021	(12,033,863)	(11,765,250)	268,613
			$(74,331,907)	$(73,377,125)	$954,782

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.